RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS
Research and development costs are as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Research and development costs expensed during the year	556,617	509,580	446,726
Amortization of capitalized development costs	100,502	104,055	114,856
Total research and development costs	657,119	613,635	561,582

The main component of research and development costs expensed during the period relate to research and development expenses to support the innovation of our product range and components, in particular, in relation to hybrid technology and Formula 1 developments. Research and development costs also include amortization of capitalized development costs.
In 2016, the U.S. National Highway Traffic Safety Administration (“NHTSA”) published new Visual-Manual Driver
Distraction Phase II draft guidelines. These guidelines focus, among other things, on the need to modify the design of car devices and other driver interfaces to minimize driver distraction. The Group is evaluating these guidelines and their potential impact on the Group’s results of operations and financial position and determining what steps and/or countermeasures, if any, the Group will need to make.